UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07582
                                                     ---------

                                The Valiant Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                   221 Pensacola Boulevard, Venice, FL, 34285
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Denis R. Curcio
                   221 Pensacola Boulevard, Venice, FL, 34285
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-242-9340
                                                            ------------

                        Date of fiscal year end: 8/31/05
                                                 -------

                        Date of reporting period: 8/31/05
                                                  -------

ITEM 1. REPORTS TO STOCKHOLDERS.



                                THE VALIANT FUND



                                  ANNUAL REPORT

                                 AUGUST 31, 2005

THE VALIANT FUND
Annual Report - August 31, 2005

Table of Contents

                                                                            PAGE
                                                                            ----

--------------------------------------------------------------------------------
Fees and Expenses Table                                                        1

U.S. TREASURY MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                              3
Statement of Assets and Liabilities                                            4
Statement of Operations                                                        4
Statements of Changes in Net Assets                                            5
Financial Highlights                                                           6
--------------------------------------------------------------------------------

GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                              8
Statement of Assets and Liabilities                                           11
Statement of Operations                                                       11
Statements of Changes in Net Assets                                           12
Financial Highlights                                                          13
--------------------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                             15
Statement of Assets and Liabilities                                           17
Statement of Operations                                                       17
Statements of Changes in Net Assets                                           18
Financial Highlights                                                          19
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 20
Report of Independent Auditors                                                27
Management of the Trust                                                       28
Approval of Advisory Agreement                                                30
--------------------------------------------------------------------------------

FEES AND EXPENSES (UNAUDITED)

As a shareholder of the Valiant Fund, you incur advisory fees and distribution(12b-1) fees. All other Fund expenses are paid by the advisor. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six months ended August 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the Porfolios' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------------------------------
                                                    BEGINNING       ENDING         ANNUALIZED
                                                     ACCOUNT       ACCOUNT        EXPENSE RATIO       EXPENSES PAID
                                                      VALUE         VALUE         BASED ON THE          DURING THE
                                                    03/01/05       08/31/05     SIX-MONTH PERIOD    SIX-MONTH PERIOD*
---------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO - CLASS A
     Actual                                         $1,000.00     $1,014.09           0.20%               $1.02
     Hypothetical (5% return before expenses)       $1,000.00     $1,024.20           0.20%               $1.02
---------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO - CLASS B
     Actual                                         $1,000.00     $1,012.82           0.45%               $2.28
     Hypothetical (5% return before expenses)       $1,000.00     $1,022.94           0.45%               $2.29
---------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO - CLASS D
     Actual                                         $1,000.00     $1,011.55           0.70%               $3.55
     Hypothetical (5% return before expenses)       $1,000.00     $1,021.68           0.70%               $3.57
---------------------------------------------------------------------------------------------------------------------

FEES AND EXPENSES (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO - CLASS E
     Actual                                         $1,000.00     $1,010.02           1.00%               $5.07
     Hypothetical (5% return before expenses)       $1,000.00     $1,020.16           1.00%               $5.09
---------------------------------------------------------------------------------------------------------------------
GENERAL MONEY MARKET PORTFOLIO - CLASS A
     Actual                                         $1,000.00     $1,014.65           0.20%               $1.02
     Hypothetical (5% return before expenses)       $1,000.00     $1,024.20           0.20%               $1.02
---------------------------------------------------------------------------------------------------------------------
GENERAL MONEY MARKET PORTFOLIO - CLASS B
     Actual                                         $1,000.00     $1,013.38           0.45%               $2.28
     Hypothetical (5% return before expenses)       $1,000.00     $1,022.94           0.45%               $2.29
---------------------------------------------------------------------------------------------------------------------
GENERAL MONEY MARKET PORTFOLIO - CLASS D
     Actual                                         $1,000.00     $1,012.10           0.70%               $3.55
     Hypothetical (5% return before expenses)       $1,000.00     $1,021.68           0.70%               $3.57
---------------------------------------------------------------------------------------------------------------------
GENERAL MONEY MARKET PORTFOLIO - CLASS E
     Actual                                         $1,000.00     $1,010.58           1.00%               $5.07
     Hypothetical (5% return before expenses)       $1,000.00     $1,020.16           1.00%               $5.09
---------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET PORTFOLIO - CLASS A
     Actual                                         $1,000.00     $1,010.87           0.20%               $1.01
     Hypothetical (5% return before expenses)       $1,000.00     $1,024.20           0.20%               $1.02
---------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET PORTFOLIO - CLASS B
     Actual                                         $1,000.00     $1,009.60           0.45%               $2.28
     Hypothetical (5% return before expenses)       $1,000.00     $1,022.94           0.45%               $2.29
---------------------------------------------------------------------------------------------------------------------

* EXPENSES FOR EACH PORTFOLIO ARE CALCULATED USING THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO FOR EACH FUND, WHICH REPRESENTS THE ONGOING EXPENSES AS A PERCENTAGE OF NET ASSETS FOR THE SIX-MONTHS ENDED 08/31/05. EXPENSES ARE CALCULATED BY MULTIPLYING THE ANNUALIZED EXPENSE RATIO BY THE AVERAGE ACCOUNT VALUE FOR THE PERIOD; THEN MULTIPLYING THE RESULT BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR; AND THEN DIVIDING THAT RESULT BY THE NUMBER OF DAYS IN THE CALENDAR YEAR. EXPENSE RATIOS FOR THE MOST RECENT FISCAL HALF-YEAR MAY DIFFER FROM EXPENSE RATIOS BASED ON THE ONE-YEAR DATA IN THE FINANCIAL HIGHLIGHTS.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
August 31, 2005

                                                                                          MATURITY     PRINCIPAL
                                                                               RATE         DATE         AMOUNT          VALUE
                                                                              ------     ----------   ------------   ------------
U.S. TREASURY OBLIGATIONS - 55.2%
U.S. TREASURY BILLS(A) - 44.7%                                                  3.25%      9/1/2005   $ 80,000,000   $ 80,000,000
                                                                                3.11     10/13/2005     15,000,000     14,946,450
                                                                                3.14      11/3/2005     10,000,000      9,945,925
                                                                                                                     ------------
                                                                                                                      104,892,375
                                                                                                                     ------------
U.S. TREASURY NOTES - 10.5%                                                    1.625      2/28/2006     25,000,000     24,756,903
                                                                                                                     ------------
TOTAL U.S. TREASURY OBLIGATIONS (AMORTIZED COST $129,649,278)                                                         129,649,278
                                                                                                                     ------------

REPURCHASE AGREEMENTS - 45.0%
Bank of America, Inc., 3.55%, due 9/1/05,
with a maturity value of $15,001,479
(Collateralized by various 3.50% - 6.00% GNMA bonds valued at $15,300,000
with maturity dates 9/20/31 - 11/15/34)                                                                 15,000,000     15,000,000

Citigroup, Inc.,  3.54%, due 9/1/05,
with a maturity value of $30,002,950
(Collateralized by various 4.50% - 6.50% GNMA bonds valued at $30,600,000
with maturity dates 7/20/26 - 6/16/34)                                                                  30,000,000     30,000,000

J.P. Morgan Chase & Co., 3.57%, due 9/1/05,
with a maturity value of $30,703,044
(Collateralized by various 5.61% - 6.50% GNMA bonds valued at $31,316,878
with maturity dates 4/20/31 - 12/15/46)                                                                 30,700,000     30,700,000

UBS Paine Webber, 3.56%, due 9/1/05,
with a maturity value of $30,002,967
(Collateralized by various 4.50% - 12.00% GNMA bonds valued at $30,605,432
with maturity dates 8/15/07 - 4/15/43)                                                                  30,000,000     30,000,000
                                                                                                                     ------------
TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $105,700,000)                                                             105,700,000
                                                                                                                     ------------
TOTAL INVESTMENTS (AMORTIZED COST $235,349,278) (B) - 100.2%                                                          235,349,278
Liabilities in Excess of Other Assets - (0.2%)                                                                           (384,567)
                                                                                                                     ------------
TOTAL NET ASSETS - 100%                                                                                              $234,964,711
                                                                                                                     ============

----------
(a)   Interest rate represents yield to maturity at purchase.
(b) Cost and value for federal income tax and financial reporting purposes are the same.
GNMA - Government National Mortgage Association

VALIANT U.S. TREASURY MONEY MARKET PORTFOLIO
      U.S. Treasury Obligation                                                  55.2%
      Repurchase Agreements                                                     45.0
                                                                              ------
                                                                               100.2
      Liabilities In Excess of Other Assets                                     (0.2)
                                                                              ------
                                                                               100.0%
                                                                              ======


                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2005

ASSETS:
Investments at value (amortized cost $129,649,278)                                                    $ 129,649,278
Repurchase agreements (amortized cost $105,700,000)                                                     105,700,000
                                                                                                      -------------
     Total investments                                                                                  235,349,278
Cash                                                                                                        300,971
Receivables:
     Interest                                                                                                11,563
Other assets                                                                                                  7,428
                                                                                                      -------------
       TOTAL ASSETS                                                                                     235,669,240

LIABILITIES:
Payables:
     Dividends                                                                      $     567,984
Accrued expenses and other liabilities:
     Investment manager                                                                    41,171
     Distribution and shareholder servicing                                                95,374
                                                                                    -------------
       TOTAL LIABILITIES                                                                                    704,529
                                                                                                      -------------
NET ASSETS                                                                                            $ 234,964,711
                                                                                                      =============
COMPOSITION OF NET ASSETS:
Capital                                                                                               $ 235,216,368
Accumulated net realized loss from investment transactions                                                 (251,657)
                                                                                                      -------------
NET ASSETS                                                                                            $ 234,964,711
                                                                                                      =============
Class A Shares
     Net assets                                                                                       $   1,185,931
     Shares outstanding (unlimited number of shares authorized with no par value)                         1,187,170
     Net Asset Value, Offering Price and Redemption Price per share                                   $        1.00
                                                                                                      =============
Class B Shares
     Net assets                                                                                       $  85,223,333
     Shares outstanding (unlimited number of shares authorized with no par value)                        85,324,291
     Net Asset Value, Offering Price and Redemption Price per share                                   $        1.00
                                                                                                      =============
Class D Shares
     Net assets                                                                                       $ 132,938,185
     Shares outstanding (unlimited number of shares authorized with no par value)                       133,072,645
     Net Asset Value, Offering Price and Redemption Price per share                                   $        1.00
                                                                                                      =============
Class E Shares
     Net assets                                                                                       $  15,617,262
     Shares outstanding (unlimited number of shares authorized with no par value)                        15,632,267
     Net Asset Value, Offering Price and Redemption Price per share                                   $        1.00
                                                                                                      =============


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2005

INVESTMENT INCOME:
Interest                                                                                              $   6,510,952
Securities lending income - net                                                                              19,577
                                                                                                      -------------
     TOTAL INVESTMENT INCOME                                                                              6,530,529

EXPENSES:
Investment manager                                                                  $     535,455
Distribution and shareholder servicing:
     Class A Shares                                                                         2,573
     Class B Shares                                                                       281,187
     Class D Shares                                                                       849,161
     Class E Shares                                                                       134,565
Trustees fees                                                                              13,070
                                                                                    -------------
     Total expenses before contractual fee reimbursements                                                 1,816,011
     Contractual fee reimbursements                                                                         (95,982)
                                                                                                      -------------
     NET EXPENSES                                                                                         1,720,029
                                                                                                      -------------
NET INVESTMENT INCOME                                                                                     4,810,500
                                                                                                      -------------
NET REALIZED GAIN FROM INVESTMENT
     TRANSACTIONS                                                                                                21
                                                                                                      -------------
NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS                                                                                       $   4,810,521
                                                                                                      =============


                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  FOR THE            FOR THE
                                                                 YEAR ENDED         YEAR ENDED
                                                              AUGUST 31, 2005    AUGUST 31, 2004
                                                              ---------------    ---------------
INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income                                    $     4,810,500    $     1,971,634
     Net realized gain from investment transactions                        21                406
                                                              ---------------    ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                4,810,521          1,972,040
                                                              ---------------    ---------------

DIVIDENDS:
     Net investment income:
        Class A Shares                                                (18,995)           (32,008)
        Class B Shares                                             (1,663,384)          (843,776)
        Class D Shares                                             (2,912,706)        (1,073,808)
        Class E Shares                                               (263,030)           (22,042)
                                                              ---------------    ---------------
TOTAL DIVIDENDS TO SHAREHOLDERS                                    (4,858,115)        (1,971,634)
                                                              ---------------    ---------------
DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS (NOTE 4)         (67,502,822)      (145,889,098)
                                                              ---------------    ---------------
NET DECREASE IN NET ASSETS                                        (67,550,416)      (145,888,692)

NET ASSETS:
     Beginning of period                                          302,515,127        448,403,819
                                                              ---------------    ---------------
     End of period (including accumulated undistributed net
        investment income of $0 and $47,615, respectively.)   $   234,964,711    $   302,515,127
                                                              ===============    ===============


                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                                                 For the years ended August 31,
                                                             ----------------------------------------------------------------------
                                                                2005           2004           2003           2002           2001
                                                             ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Period                         $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                             ----------     ----------     ----------     ----------     ----------
Investment Activities
       Net investment income                                      0.023          0.009          0.012          0.021          0.050
                                                             ----------     ----------     ----------     ----------     ----------
Dividends
       Net investment income                                     (0.023)        (0.009)        (0.012)        (0.021)        (0.050)
                                                             ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period                               $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                             ==========     ==========     ==========     ==========     ==========
Total Return (a)                                                   2.31%          0.92%          1.22%          2.05%          5.30%
Ratios/Supplementary Data:
Net Assets at end of period (000)                            $    1,186     $      339     $    7,159     $    7,260     $   10,355
Ratio of expenses to average net assets, before contractual
   fee waivers and / or expense reimbursements                     0.55%          0.55%          0.55%          0.55%          0.55%
Ratio of expenses to average net assets                            0.20%          0.20%          0.20%          0.20%          0.20%
Ratio of net investment income to average net assets               2.58%          0.87%          1.21%          2.12%          5.13%

FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                                                 For the years ended August 31,
                                                             ----------------------------------------------------------------------
                                                                2005           2004           2003           2002           2001
                                                             ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Period                         $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                             ----------     ----------     ----------     ----------     ----------
Investment Activities
       Net investment income                                      0.020          0.007          0.010          0.018     $    0.050
                                                             ----------     ----------     ----------     ----------     ----------
Dividends
       Net investment income                                     (0.020)        (0.007)        (0.010)        (0.018)    $   (0.050)
                                                             ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period                               $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                             ==========     ==========     ==========     ==========     ==========
Total Return (a)                                                   2.06%          0.67%          0.96%          1.80%          5.04%
Ratios/Supplementary Data:
Net Assets at end of period (000)                            $   85,223     $   89,633     $  126,617     $  146,246     $  117,213
Ratio of expenses to average net assets, before contractual
   fee waivers and / or expense reimbursements                     0.55%          0.55%          0.55%          0.55%          0.55%
Ratio of expenses to average net assets                            0.45%          0.45%          0.45%          0.45%          0.45%
Ratio of net investment income to average net assets               2.05%          0.65%          0.95%          1.77%          4.44%

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends.


                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS D SHARES

                                                                                 For the years ended August 31,
                                                             ----------------------------------------------------------------------
                                                                2005           2004           2003           2002           2001
                                                             ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Period                         $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                             ----------     ----------     ----------     ----------     ----------
Investment Activities
       Net investment income                                      0.018          0.004          0.008          0.015     $    0.050
                                                             ----------     ----------     ----------     ----------     ----------
Dividends
       Net investment income                                     (0.018)        (0.004)        (0.008)        (0.015)    $   (0.050)
                                                             ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period                               $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                             ==========     ==========     ==========     ==========     ==========
Total Return (a)                                                   1.80%          0.42%          0.71%          1.54%          4.77%
Ratios/Supplementary Data:
Net Assets at end of period (000)                            $  132,938     $  197,640     $  286,191     $  325,896     $  339,659
Ratio of expenses to average net assets, before contractual
   fee waivers and / or expense reimbursements                     0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of expenses to average net assets                            0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income to average net assets               1.70%          0.41%          0.71%          1.54%          4.55%

FINANCIAL HIGHLIGHTS, CLASS E SHARES

                                                                                 For the years ended August 31,
                                                             ----------------------------------------------------------------------
                                                                2005           2004           2003           2002           2001
                                                             ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Period                         $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                             ----------     ----------     ----------     ----------     ----------
Investment Activities
       Net investment income                                      0.015          0.001          0.005          0.013     $    0.040
                                                             ----------     ----------     ----------     ----------     ----------
Dividends
       Net investment income                                     (0.015)        (0.001)        (0.005)        (0.013)    $   (0.040)
                                                             ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period                               $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                             ==========     ==========     ==========     ==========     ==========
Total Return (a)                                                   1.50%          0.12%          0.41%          1.24%          4.46%
Ratios/Supplementary Data:
Net Assets at end of period (000)                            $   15,617     $   14,903     $   28,437     $  105,257     $  220,850
Ratio of expenses to average net assets, before contractual
   fee waivers and / or expense reimbursements                     1.00%          1.00%          1.00%          1.00%          1.00%
Ratio of expenses to average net assets                            1.00%          1.00%          1.00%          1.00%          1.00%
Ratio of net investment income to average net assets               1.55%          0.10%          0.48%          1.32%          4.19%

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends.


                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
August 31, 2005

                                                                                          MATURITY     PRINCIPAL
                                                                               RATE         DATE         AMOUNT          VALUE
                                                                              ------     ----------   ------------   ------------
COMMERCIAL PAPER - 40.6%
BANKING - 9.6%
Alliance & Leicester PLC                                                        3.71%    11/16/2005     15,000,000     14,882,516
Depfa Bank Europe PLC                                                           3.65     10/24/2005     20,000,000     19,892,528
                                                                                                                     ------------
                                                                                                                       34,775,044
                                                                                                                     ------------
DISTRIBUTION/WHOLESALE - 4.5%
Louis Dreyfus Corp.                                                             3.58        9/27/05     16,500,000     16,457,339
                                                                                                                     ------------
EDUCATION - 3.1%
Johns Hopkins University                                                        3.62       10/13/05     11,300,000     11,300,000
                                                                                                                     ------------
FINANCE - 4.1%
Bear Stearns Cos., Inc.                                                         3.54        9/27/05     15,000,000     14,961,650
                                                                                                                     ------------
REGIONAL AGENCIES - 0.1%
Tennessee State School Bond Authority Commercial Paper Notes                    3.40         9/7/05        320,000        320,000
                                                                                                                     ------------
SPECIAL PURPOSE ENTITY - 19.2%
Greyhawk Funding                                                                3.55      9/26/2005     20,000,000     19,950,694
Lockhart Funding LLC                                                            3.59      9/28/2005     20,000,000     19,946,150
Market Street Funding                                                           3.51      9/14/2005     15,000,000     14,980,987
NATC California LLC                                                             3.53     10/17/2005     15,000,000     14,932,342
                                                                                                                     ------------
                                                                                                                       69,810,173
                                                                                                                     ------------
TOTAL COMMERCIAL PAPER (AMORTIZED COST $147,624,206)                                                                  147,624,206
                                                                                                                     ------------
CORPORATE OBLIGATIONS* - 18.8%
FINANCIAL SERVICES - 3.9%
Bank of America                                                                 3.56       9/1/2005     10,000,000     10,000,000
Labelle Capital Funding LLC                                                     3.69       9/1/2005      1,125,000      1,125,000
Wyoming Steel Investment                                                        3.74       9/1/2005      3,030,000      3,030,000
                                                                                                                     ------------
                                                                                                                       14,155,000
                                                                                                                     ------------
FOOD - 0.3%
Jacksons Food Stores, Inc.                                                      3.69       9/1/2005        913,000        913,000
                                                                                                                     ------------
HEALTH SERVICES - 1.5%
Gastroenterology Associates, LLC                                                3.60       9/1/2005      2,720,000      2,720,000
Louisiana Endoscopy Floater                                                     3.60       9/1/2005      1,930,000      1,930,000
Riverview Medical Office Building                                               3.66       9/1/2005        800,000        800,000
                                                                                                                     ------------
                                                                                                                        5,450,000
                                                                                                                     ------------
LEISURE - 1.2%
Commonwealth Country Club, Ltd.                                                 3.66       9/1/2005      3,240,000      3,240,000
Sandusky Yacht Club                                                             3.69       9/1/2005      1,185,000      1,185,000
                                                                                                                     ------------
                                                                                                                        4,425,000
                                                                                                                     ------------
REAL ESTATE - 5.1%
208 Associates LLC                                                              3.69       9/1/2005        895,000        895,000
Aztec Properties LLC                                                            3.64       9/1/2005      1,993,000      1,993,000
CMW Real Estate LLC                                                             3.66       9/1/2005      2,225,000      2,225,000
El Dorado Enterprises of Miami FL                                               3.66       9/1/2005      1,900,000      1,900,000
El Dorado Enterprises of Miami FL                                               3.61       9/1/2005      9,315,000      9,315,000
G & J Properties II                                                             3.64       9/1/2005        930,000        930,000
Ordeal Properties LLC                                                           3.69       9/1/2005      1,400,000      1,400,000
                                                                                                                     ------------
                                                                                                                       18,658,000
                                                                                                                     ------------


                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
August 31, 2005

                                                                                          MATURITY     PRINCIPAL
                                                                               RATE         DATE         AMOUNT          VALUE
                                                                              ------     ----------   ------------   ------------
SPECIAL PURPOSE ENTITY - 6.8%
Approach Partnership                                                            3.69%      9/1/2005    $ 1,035,000   $  1,035,000
Barry-Wehmiller Group                                                           3.64       9/1/2005      1,085,000      1,085,000
Best One Tire & Service                                                         3.64       9/1/2005        900,000        900,000
Butler County, Surgical Properties                                              3.64       9/1/2005      1,355,000      1,355,000
Chuo Mubea Suspen Compon                                                        3.64       9/1/2005        400,000        400,000
Exal Corp.                                                                      3.64       9/1/2005      1,400,000      1,400,000
FE LLC                                                                          3.59       9/1/2005        950,000        950,000
GCG Portage LLC                                                                 3.74       9/1/2005      1,235,000      1,235,000
GMC Financing, LLC                                                              3.68       9/1/2005      3,025,000      3,025,000
ISO Building LLC                                                                3.64       9/1/2005        900,000        900,000
K. C. Jordan & Associates                                                       3.64       9/1/2005        700,000        700,000
Michigan Equity Group                                                           3.64       9/1/2005      1,300,000      1,300,000
MMR Development Co.                                                             3.64       9/1/2005      1,070,000      1,070,000
Physicians Center LP                                                            3.68       9/1/2005      3,125,000      3,125,000
Taylor Steel, Inc.                                                              3.15       9/1/2005      2,150,000      2,150,000
United Transportation Union                                                     3.64       9/1/2005        925,000        925,000
Village Enterprises                                                             3.69       9/1/2005        985,000        985,000
Wellington Green LLC                                                            3.69       9/1/2005      2,280,000      2,280,000
                                                                                                                     ------------
                                                                                                                       24,820,000
                                                                                                                     ------------
TOTAL CORPORATE OBLIGATIONS (AMORTIZED COST $68,421,000)                                                               68,421,000
                                                                                                                     ------------
CERTIFICATE OF DEPOSIT - 12.4%
Banking - 12.4%
Citibank                                                                        3.40       9/6/2005     25,000,000     25,000,000
Union Bank of Switzerland                                                       3.61      10/3/2005     20,000,000     20,000,089
                                                                                                                     ------------
TOTAL CERTIFICATE OF DEPOSIT (AMORTIZED COST $45,000,089)                                                              45,000,089
                                                                                                                     ------------
MUNICIPAL NOTES AND BONDS* - 8.5%
ALABAMA - 4.9%
Auburn Taxable Revenue, Series B                                                3.60       9/1/2005      5,840,000      5,840,000
Meadow Brook                                                                    3.68       9/1/2005     12,040,000     12,040,000
                                                                                                                     ------------
                                                                                                                       17,880,000
                                                                                                                     ------------
ILLINOIS - 1.3%
Upper Illinois River Valley Development Authority                               3.69       9/1/2005      4,595,000      4,595,000
                                                                                                                     ------------
MICHIGAN - 0.4%
Michigan City Industrial Economic Development Revenue                           3.64       9/1/2005      1,605,000      1,605,000
                                                                                                                     ------------
NEW YORK - 1.0%
Baird Properties LLC                                                            3.78       9/1/2005      2,110,000      2,110,000
IHA Capital Development Corp.                                                   3.64       9/1/2005      1,500,000      1,500,000
                                                                                                                     ------------
                                                                                                                        3,610,000
                                                                                                                     ------------
OHIO - 0.8%
Hopkins Waterhouse LLC                                                          3.66       9/1/2005        870,000        870,000
Mercer County, HealthCare Facilities                                            3.66       9/1/2005      1,895,000      1,895,000
                                                                                                                     ------------
                                                                                                                        2,765,000
                                                                                                                     ------------
VIRGINIA - 0.1%
Ashland Industrial Development Authority                                        3.93       9/1/2005        350,000        350,000
                                                                                                                     ------------
TOTAL MUNICIPAL NOTES AND BONDS (AMORTIZED COST $30,805,000)                                                           30,805,000
                                                                                                                     ------------


                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
August 31, 2005

                                                                                          MATURITY     PRINCIPAL
                                                                               RATE         DATE         AMOUNT          VALUE
                                                                              ------     ----------   ------------   ------------
REPURCHASE AGREEMENT - 19.8%
Bank of America, Inc., 3.55%, due 9/01/05,
with a maturity value of $72,100,000
(Collateralized by various 5.00% - 6.57% GNMA bonds valued at $73,440,001
with maturity dates 9/16/26 - 8/15/35)                                                                 $72,000,000   $ 72,000,000
                                                                                                                     ------------
TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $72,000,000)                                                               72,000,000
                                                                                                                     ------------
Total Investments (Amortized Cost $363,850,295) (a) - 100.1%                                                          363,850,295
Liabilities in Excess of Other Assets - (0.1%)                                                                           (459,160)
                                                                                                                     ------------
TOTAL NET ASSETS - 100%                                                                                              $363,391,135
                                                                                                                     ============

----------
* Variable rate investment. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at August 31, 2005. The maturity date shown reflects next rate change date.
(a) The cost of investments for federal income tax purposes at August 31, 2005 is $363,850,317.
GNMA - Government National Mortgage Association
LLC  - Limited Liability Corporation
LP   - Limited Partnership
PLC  - Public Limited Company
SA   - Sociedad Anonyma (French, Spanish)

VALIANT GENERAL MONEY MARKET PORTFOLIO
        Commercial Paper                                                        40.6%
        Corporate Obligations                                                   18.8
        Certificate of Deposit                                                  12.4
        Municipal Notes and Bonds                                                8.5
        Repurchase Agreement                                                    19.8
                                                                              ------
                                                                               100.1
       Liabilities In Excess of Other Assets                                    (0.1)
                                                                              ------
                                                                               100.0%
                                                                              ======


                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2005

ASSETS:
Investments, at value (amortized cost $291,850,295)                                                   $ 291,850,295
Repurchase agreements (amortized cost $72,000,000)                                                       72,000,000
                                                                                                      -------------
     Total investments                                                                                  363,850,295
Cash                                                                                                         89,115
Receivables:
     Interest                                                                                               551,048
Other assets                                                                                                      9
                                                                                                      -------------
       TOTAL ASSETS                                                                                     364,490,467

LIABILITIES:
Payables:
     Dividends                                                                      $     990,582
Accrued expenses and other liabilities:
     Investment manager                                                                    62,583
     Distribution and shareholder servicing                                                46,167
                                                                                    -------------
       TOTAL LIABILITIES                                                                                  1,099,332
                                                                                                      -------------
NET ASSETS                                                                                            $ 363,391,135
                                                                                                      =============
COMPOSITION OF NET ASSETS:
Capital                                                                                               $ 363,444,310
Accumulated net realized loss from investment transactions                                                  (53,175)
                                                                                                      -------------
NET ASSETS                                                                                            $ 363,391,135
                                                                                                      =============
Class A Shares
     Net assets                                                                                       $ 273,911,297
     Shares outstanding (unlimited number of shares authorized with no par value)                       273,967,238
     Net Asset Value, Offering Price and Redemption Price per share                                   $        1.00
                                                                                                      =============
Class B Shares
     Net assets                                                                                       $     103,151
     Shares outstanding (unlimited number of shares authorized with no par value)                           103,179
     Net Asset Value, Offering Price and Redemption Price per share                                   $        1.00
                                                                                                      =============
Class D Shares
     Net assets                                                                                       $  53,721,632
     Shares outstanding (unlimited number of shares authorized with no par value)                        53,734,243
     Net Asset Value, Offering Price and Redemption Price per share                                   $        1.00
                                                                                                      =============
Class E Shares
     Net assets                                                                                       $  35,655,055
     Shares outstanding (unlimited number of shares authorized with no par value)                        35,668,919
     Net Asset Value, Offering Price and Redemption Price per share                                   $        1.00
                                                                                                      =============


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2005

INVESTMENT INCOME:
Interest                                                                                              $  11,359,384
                                                                                                      -------------
     TOTAL INVESTMENT INCOME                                                                             11,359,384

EXPENSES:
Investment manager                                                                  $     876,689
Distribution and shareholder servicing:
     Class A Shares                                                                     1,197,317
     Class B Shares                                                                         6,620
     Class D Shares                                                                       279,397
     Class E Shares                                                                       307,857
Trustees fees                                                                              19,073
                                                                                    -------------
     Total expenses before contractual fee reimbursements                                                 2,686,953
     Contractual fee waivers and expense reimbursements                                                  (1,218,282)
                                                                                                      -------------
     NET EXPENSES                                                                                         1,468,671
                                                                                                      -------------
NET INVESTMENT INCOME                                                                                     9,890,713
                                                                                                      -------------
NET REALIZED LOSS FROM INVESTMENT TRANSACTIONS                                                                  (22)
                                                                                                      -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $   9,890,691
                                                                                                      =============


                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  FOR THE            FOR THE
                                                                 YEAR ENDED         YEAR ENDED
                                                              AUGUST 31, 2005    AUGUST 31, 2004
                                                              ---------------    ---------------
INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income                                    $     9,890,713    $     4,041,705
     Net realized loss from investment transactions                       (22)            (1,354)
                                                              ---------------    ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                9,890,691          4,040,351
                                                              ---------------    ---------------
DIVIDENDS:
     Net investment income:
        Class A Shares                                             (8,222,301)        (3,564,854)
        Class B Shares                                                (28,849)           (45,082)
        Class D Shares                                             (1,047,613)          (333,462)
        Class E Shares                                               (591,950)           (98,307)
                                                              ---------------    ---------------
TOTAL DIVIDENDS TO SHAREHOLDERS                                    (9,890,713)        (4,041,705)
                                                              ---------------    ---------------
DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS (NOTE 4)          (4,761,334)      (139,806,527)
                                                              ---------------    ---------------
NET DECREASE IN NET ASSETS                                         (4,761,356)      (139,807,881)

NET ASSETS:
     Beginning of year                                            368,152,491        507,960,372
                                                              ---------------    ---------------
     End of year (including accumulated undistributed net
        investment income of $0 and $0, respectively)         $   363,391,135    $   368,152,491
                                                              ===============    ===============


                    See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                                                 For the years ended August 31,
                                                             ----------------------------------------------------------------------
                                                                2005           2004           2003           2002           2001
                                                             ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Year                           $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                             ----------     ----------     ----------     ----------     ----------
INVESTMENT ACTIVITIES
       Net investment income                                      0.024          0.010          0.013          0.022     $    0.050
                                                             ----------     ----------     ----------     ----------     ----------
DIVIDENDS
       Net investment income                                     (0.024)        (0.010)        (0.013)        (0.022)    $   (0.050)
                                                             ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                                 $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                             ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (A)                                                   2.42%          1.01%          1.29%          2.24%          5.52%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                            $  273,911     $  256,923     $  364,392     $  357,676     $  380,513
Ratio of expenses to average net assets, before contractual
   fee waivers and / or expense reimbursements                     0.55%          0.55%          0.55%          0.55%          0.55%
Ratio of expenses to average net assets                            0.20%          0.20%          0.20%          0.20%          0.20%
Ratio of net investment income to average net assets               2.40%          0.99%          1.28%          2.22%          5.36%

FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                                                 For the years ended August 31,
                                                             ----------------------------------------------------------------------
                                                                2005           2004           2003           2002           2001
                                                             ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Year                           $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                             ----------     ----------     ----------     ----------     ----------
INVESTMENT ACTIVITIES
       Net investment income                                      0.021          0.008          0.010          0.019     $    0.050
                                                             ----------     ----------     ----------     ----------     ----------
DIVIDENDS
       Net investment income                                     (0.021)        (0.008)        (0.010)        (0.019)    $   (0.050)
                                                             ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                                 $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                             ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (A)                                                   2.16%          0.76%          1.04%          1.98%          5.25%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                            $      103     $    5,064     $   10,620     $   15,719     $    9,169
Ratio of expenses to average net assets, before contractual
   fee waivers and / or expense reimbursements                     0.55%          0.50%          0.55%          0.55%          0.55%
Ratio of expenses to average net assets                            0.45%          0.45%          0.45%          0.45%          0.45%
Ratio of net investment income to average net assets               1.53%          0.74%          1.03%          1.91%          4.91%

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends.


                    See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS D SHARES

                                                                                 For the year ended August 31,
                                                             ----------------------------------------------------------------------
                                                                2005           2004           2003           2002           2001
                                                             ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Year                           $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                             ----------     ----------     ----------     ----------     ----------
INVESTMENT ACTIVITIES
       Net investment income                                      0.019          0.005          0.007          0.016     $    0.050
                                                             ----------     ----------     ----------     ----------     ----------
DIVIDENDS
       Net investment income                                     (0.019)        (0.005)        (0.007)        (0.016)    $   (0.050)
                                                             ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                                 $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                             ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (A)                                                   1.91%          0.50%          0.79%          1.73%          4.99%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                            $   53,722     $   59,116     $   74,943     $   40,662     $   16,861
Ratio of expenses to average net assets, before contractual
   fee waivers and / or expense reimbursements                     0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of expenses to average net assets                            0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income to average net assets               1.87%          0.50%          0.73%          1.55%          4.81%

FINANCIAL HIGHLIGHTS, CLASS E SHARES

                                                                                 For the years ended August 31,
                                                             ----------------------------------------------------------------------
                                                                2005           2004           2003           2002           2001
                                                             ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Year                           $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                             ----------     ----------     ----------     ----------     ----------
INVESTMENT ACTIVITIES
       Net investment income                                      0.016          0.002          0.005          0.014     $    0.050
DIVIDENDS
       Net investment income                                     (0.016)        (0.002)        (0.005)        (0.014)    $   (0.050)
                                                             ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                                 $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                             ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (A)                                                   1.61%          0.20%          0.49%          1.42%          4.68%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                            $   35,655     $   47,050     $   58,005     $   83,742     $   99,984
Ratio of expenses to average net assets, before contractual
   fee waivers and / or expense reimbursements                     1.00%          1.00%          1.00%          1.00%          1.00%
Ratio of expenses to average net assets                            1.00%          1.00%          1.00%          1.00%          1.00%
Ratio of net investment income to average net assets               1.54%          0.20%          0.51%          1.45%          4.23%

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends.


                    See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
August 31, 2005

                                                                                          MATURITY     PRINCIPAL
                                                                               RATE         DATE         AMOUNT          VALUE
                                                                              ------     ----------   ------------   ------------
COMMERCIAL PAPER - 9.3%
FLORIDA - 8.2%
City of Gainesville                                                             2.45%      10/12/05   $  5,000,000   $  5,000,000
Sarasota County Public Hospital, LOC Suntrust Bank                              2.56        10/3/05      4,050,000      4,050,000
Sunshine State, Series H                                                        2.55        11/3/05      3,000,000      3,000,000
                                                                                                                     ------------
                                                                                                                       12,050,000
                                                                                                                     ------------
PENNSYLVANIA - 1.1%
Delaware County                                                                 2.55        10/4/05      1,700,000      1,700,000
                                                                                                                     ------------
TOTAL COMMERCIAL PAPER (AMORTIZED COST $13,750,000)                                                                    13,750,000
                                                                                                                     ------------
MUNICIPAL BONDS AND NOTES - 9.1%
FLORIDA - 1.4%
Palm Beach County School District, TAN                                          3.00        9/28/05      2,000,000      2,001,890
                                                                                                                     ------------
KANSAS - 2.0%
Wyandotte County-Kansas City Unified Government, Series VIII                    2.80        11/1/05      3,000,000      3,003,909
                                                                                                                     ------------
TEXAS - 1.0%
Richardson Independent School District                                          2.75         4/1/06      1,500,000      1,500,000
                                                                                                                     ------------
UTAH - 4.7%
Davis County Utah                                                               3.75       12/29/05      3,000,000      3,011,651
Weber County TAN                                                                3.50       12/30/05      3,900,000      3,908,082
                                                                                                                     ------------
                                                                                                                        6,919,733
                                                                                                                     ------------
TOTAL MUNICIPAL BONDS AND NOTES (AMORTIZED COST $13,425,532)                                                           13,425,532
                                                                                                                     ------------
VARIABLE MUNICIPAL BONDS* - 81.4%
ALASKA - 0.7%
Valdez Alaska Marine Terminal Revenue, BP Pipelines Income Project              2.33         9/1/05      1,000,000      1,000,000
                                                                                                                     ------------
CONNECTICUT - 3.7%
Connecticut State Health and  Educational Facilities Authority Revenue,
   Yale University, Series X-3                                                  2.30         9/1/05      2,500,000      2,500,000
Connecticut State Health and  Educational Facilities Authority Revenue,
   Yale University, Series T-1                                                  2.30         9/1/05      3,000,000      3,000,000
                                                                                                                     ------------
                                                                                                                        5,500,000
                                                                                                                     ------------
FLORIDA - 48.8%
ABN AMRO Munitops Certificates of  Trust                                        2.40         9/7/05      3,650,000      3,650,000
Alachua County Florida Health Facilities Authority Continuing Care, LOC
   BNP Paribas                                                                  2.32         9/1/05        200,000        200,000
Collier County Educational Facilities Authority Revenue, LOC Fifth Third Bank   2.49         9/2/05      1,000,000      1,000,000
Collier County, IDR, Health Care Facilities Revenue, LOC Fifth Third Bank       2.49         9/2/05      1,900,000      1,900,000
Dade County Water and Sewer Systems Revenue                                     2.34         9/7/05      6,000,000      6,000,000
Florida Gulf Coast University Financing Corp., Capital Improvement Revenue,
   LOC Wachovia Bank N. A                                                       2.50         9/1/05      2,000,000      2,000,000
Florida HFA, Multi-Family, LOC Credit Suisse First Boston                       2.41         9/7/05      2,400,000      2,400,000
Florida Housing Finance Corp., Multifamily Revenue, Charleston, Series I-A      2.50         9/1/05      2,375,000      2,375,000
Florida Housing Finance Corp., Multi Family Revenue, Cypress Lake               2.50         9/1/05      3,500,000      3,500,000
Florida State Municipal Power Agency Revenue, Stanton Project                   2.32         9/7/05      1,000,000      1,000,000
Halifax Hospital Medical Center, Health Care Facilities Revenue                 2.36         9/7/05      1,200,000      1,200,000
Jacksonville Economic Development Commission Health Care Facilities Revenue,
   Series A LOC Fortis Banque Belgium, JP Morgan Chase Bank                     2.47         9/1/05      2,000,000      2,000,000
Jacksonville Health Facilities Authority Hospital Revenue                       2.33         9/7/05      2,295,000      2,295,000
Jacksonville Health Facilities Authority Hospital                               2.68         9/7/05      5,000,000      5,000,000
Lakeland Energy Systems Revenue, Series A                                       2.38         9/7/05      3,000,000      3,000,000
Lee County Florida Industrial Development  Authority  Healthcare Facility       2.51         9/2/05      2,885,000      2,885,000
Orange County Industrial Development Authority, IDR, LOC U.S. Bank Trust N.A    2.60        10/1/05      1,500,000      1,500,000
Orlando Utilities Commission Water & Electric Revenue, Series B                 2.36         9/7/05      4,000,000      4,000,000
Palm Beach County Revenue, Norton Gallery, Inc. Project                         2.39         9/7/05      4,000,000      4,000,000
Palm Beach County Revenue, Raymond F. Kravis Center Project, LOC
  Northern Trust Co.                                                            2.48         9/1/05      2,500,000      2,500,000
Polk County School Board COP, Series A                                          2.49         9/1/05      2,000,000      2,000,000
Port Orange Revenue, Palmer College Project, LOC Lasalle Bank N.A               2.50         9/1/05      8,500,000      8,500,000
St. Johns County, HFA Multi-Family Remington                                    2.38         9/7/05      7,600,000      7,600,000
Tampa Health Care Facilities Revenue Lifelink Foundation, Inc. Project          2.49         9/7/05      1,500,000      1,500,000
                                                                                                                     ------------
                                                                                                                       72,005,000
                                                                                                                     ------------
INDIANA - 1.1%
Hammond Indianapolis Pollution Control Revenue, Amoco Oil Co. Project           2.33         9/1/05      1,580,000      1,580,000
                                                                                                                     ------------


                    See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
August 31, 2005

                                                                                          MATURITY     PRINCIPAL
                                                                               RATE         DATE         AMOUNT          VALUE
                                                                              ------     ----------   ------------   ------------
LOUISIANA - 1.4%
Plaquemines Port Harbor and Terminal District Port Facility Revenue,
   International Marine Terminal
Project A, LOC Kredietbank N.V                                                  2.60%       3/15/06   $  2,000,000   $  2,000,000
                                                                                                                     ------------
MASSACHUSETTES - 4.7%
Massachusettes State Health & Educational Facility Authority - Harvard
   University, Series BB                                                        2.30         9/1/05      7,000,000      7,000,000
NEW YORK - 5.1%
New York State Housing Finance Agency Revenue, Normandie Center Project I       2.33         9/7/05      2,000,000      2,000,000
New York Floater Variable  - Sub Series A-6                                     2.33         9/7/05      5,545,000      5,545,000
                                                                                                                     ------------
                                                                                                                        7,545,000
                                                                                                                     ------------
NORTH CAROLINA - 3.5%
North Carolina  Educational Facilities Finance Agency Revenue, Duke
   University Project, Series A                                                 2.52         9/1/05      3,140,000      3,140,000
North Carolina Medical Care  Common Hospital Revenue, Duke University
   Project, Series A                                                            2.55         9/1/05      2,000,000      2,000,000
                                                                                                                     ------------
                                                                                                                        5,140,000
                                                                                                                     ------------
PUERTO RICO - 3.0%
Puerto Rico Electric Power Authority Revenue                                    2.31         9/7/05      3,000,000      3,000,000
Puerto Rico Commonwealth Infrastructure Financing Authority                     2.49         9/1/05      1,495,000      1,495,000
                                                                                                                     ------------
                                                                                                                        4,495,000
                                                                                                                     ------------
UTAH - 1.7%
Utah State Building Ownership Authority Lease Revenue, LOC Landesbank
   Hessen-Thrgn                                                                 2.45         9/7/05      2,440,000      2,440,000
                                                                                                                     ------------
WEST VIRGINIA - 3.0%
Marshall County West Virginia  Pollution Control Revenue - Ohio Power
   Company - Series E                                                           2.33         9/1/05      4,500,000      4,500,000
                                                                                                                     ------------
OTHER TERRITORIES - 4.7%
Eagle Tax-Exempt Trust, COP                                                     2.53         9/1/05      4,490,000      4,490,000
Puttable Floating Option Tax-Exempt Receipts                                    2.70         9/1/05      2,380,000      2,380,000
                                                                                                                     ------------
                                                                                                                        6,870,000
                                                                                                                     ------------
TOTAL VARIABLE MUNICIPAL BONDS (AMORTIZED COST $120,075,000)                                                          120,075,000
                                                                                                                     ------------
TOTAL INVESTMENTS (AMORTIZED COST $147,250,532) (A) - 99.8%                                                           147,250,532
Other Assets less Liabilities - 0.2%                                                                                      322,904
                                                                                                                     ------------
TOTAL NET ASSETS - 100%                                                                                               147,573,436
                                                                                                                     ============

----------
* Variable rate investment. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at August 31, 2005. The maturity date shown reflects next rate change date.
(a) Cost and value for federal income tax and financial reporting purposes are the same.
COP - Certificates of Participation
HFA - Housing Finance Authority
IDR - Industrial Development Revenue
LOC - Letter of Credit
TAN - Tax Anticipation Note

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
      Commercial Paper                                                           9.3%
      Variable Municipal Bonds                                                  81.4
      Municipal Bonds and Notes                                                  9.1
                                                                              ------
                                                                                99.8
      Other Assets less Liabilities                                              0.2
                                                                              ------
                                                                               100.0%
                                                                              ======


                    See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2005

ASSETS:
Investments, at value (amortized cost $147,250,532)                                                   $ 147,250,532
Cash                                                                                                          8,365
Receivables:
     Interest                                                                                               653,559
Other assets                                                                                                    314
                                                                                                      -------------
       TOTAL ASSETS                                                                                     147,912,770
                                                                                                      -------------
LIABILITIES:
Payables:
     Dividends                                                                      $     310,084
Accrued expenses and other liabilities:
     Investment manager                                                                    28,149
     Distribution and shareholder servicing                                                 1,101
                                                                                    -------------
       TOTAL LIABILITIES                                                                                    339,334
                                                                                                      -------------
NET ASSETS                                                                                            $ 147,573,436
                                                                                                      =============
COMPOSITION OF NET ASSETS:
Capital                                                                                               $ 147,626,882
Accumulated net realized loss from investment transactions                                                  (53,446)
                                                                                                      -------------
NET ASSETS                                                                                            $ 147,573,436
                                                                                                      =============
Class A Shares
     Net Assets                                                                                       $ 143,821,319
     Shares outstanding (unlimited number of shares authorized with no par value)                       143,958,514
     Net Asset Value, Offering Price and Redemption Price per share                                   $        1.00
                                                                                                      =============
Class B Shares
     Net Assets                                                                                       $   3,752,117
     Shares outstanding (unlimited number of shares authorized with no par value)                         3,756,738
     Net Asset Value, Offering Price and Redemption Price per share                                   $        1.00
                                                                                                      =============


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2005

INVESTMENT INCOME:
Interest                                                                                              $   3,726,336
                                                                                                      -------------
     Total Investment Income                                                                          $   3,726,336

EXPENSES:
Investment manager                                                                  $     373,597
Distribution and shareholder servicing:
     Class A Shares                                                                       622,203
     Class B Shares                                                                        31,592
Trustees fees                                                                               7,857
                                                                                    -------------
     Total expenses before contractual fee reimbursements                                             $   1,035,249
     Contractual fee waivers and expense reimbursements                                                    (639,086)
                                                                                                      -------------
     NET EXPENSES                                                                                           396,163
                                                                                                      -------------
NET INVESTMENT INCOME                                                                                     3,330,173
                                                                                                      -------------
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS                                                                5,431
                                                                                                      -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $   3,335,604
                                                                                                      =============


                    See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FOR THE            FOR THE
                                                                          YEAR ENDED         YEAR ENDED
                                                                       AUGUST 31, 2005    AUGUST 31, 2004
                                                                       ---------------    ---------------
INVESTMENT ACTIVITIES:
OPERATIONS:
      Net investment income                                            $     3,330,173    $     1,333,815
      Net realized gain from investment transactions                             5,431                 --
                                                                       ---------------    ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         3,335,604          1,333,815
                                                                       ---------------    ---------------
DIVIDENDS:
      Net investment income:
        Class A Shares                                                      (3,204,440)        (1,297,979)
        Class B Shares                                                        (125,733)           (35,836)
                                                                       ---------------    ---------------
TOTAL DIVIDENDS TO SHAREHOLDERS                                             (3,330,173)        (1,333,815)
                                                                       ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (NOTE 4)         9,979,884         (4,930,918)
                                                                       ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS                                        9,985,315         (4,930,918)

NET ASSETS:
      Beginning of year                                                    137,588,121        142,519,039
                                                                       ---------------    ---------------
      End of year (including accumulated undistributed net
         investment income of $0 and $0, respectively)                 $   147,573,436    $   137,588,121
                                                                       ===============    ===============


                    See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                                                 For the years ended August 31,
                                                             ----------------------------------------------------------------------
                                                                2005           2004           2003           2002           2001
                                                             ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF YEAR                           $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                             ----------     ----------     ----------     ----------     ----------
INVESTMENT ACTIVITIES
       Net investment income                                      0.018          0.008          0.014          0.015     $    0.030
                                                             ----------     ----------     ----------     ----------     ----------
DIVIDENDS
       Net investment income                                     (0.018)        (0.008)        (0.014)        (0.015)    $   (0.030)
                                                             ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                                 $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                             ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (A)                                                   1.79%          0.83%          1.03%          1.49%          3.42%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                            $  143,821     $  123,388     $  142,519     $  174,104     $  141,464
Ratio of expenses to average net assets, before contractual
   fee waivers and / or expense reimbursements                     0.55%          0.55%          0.55%          0.55%          0.55%
Ratio of expenses to average net assets                            0.20%          0.20%          0.20%          0.20%          0.20%
Ratio of net investment income to average net assets               1.80%          0.83%          1.02%          1.47%          3.39%

FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                                             For the
                                                                              period
                                                              For the      February 25,
                                                             year ended     2004(b) to
                                                             August 31,     August 31,
                                                                2005           2004
                                                             -------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $    1.000     $    1.000
                                                             ----------     ----------
INVESTMENT ACTIVITIES
       Net investment income                                      0.015          0.003
DIVIDENDS
       Net investment income                                     (0.015)        (0.003)
                                                             ----------     ----------
NET ASSET VALUE, END OF PERIOD                               $    1.000     $    1.000
                                                             ==========     ==========
TOTAL RETURN (A)                                                   1.54%          0.31%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                            $    3,752     $   14,200
Ratio of expenses to average net assets, before contractual
   fee waivers and / or expense reimbursements                     0.55%          0.55%(c)
Ratio of expenses to average net assets                            0.45%          0.45%(c)
Ratio of net investment income to average net assets               1.39%          0.60%(c)

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends. Total returns for periods less than one full year are not annualized.
(b)   Commencement of share class.
(c)   Annualized.


                    See notes to financial statements.

THE VALIANT FUND

                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2005

1. ORGANIZATION:

      The U.S. Treasury Money Market Portfolio, General Money Market Portfolio, Tax-Exempt Money Market Portfolio, and U.S. Treasury Income Portfolio are separate portfolios of The Valiant Fund. The Valiant Fund (the "Trust") is a Massachusetts business trust, organized on January 29, 1993 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is authorized to offer five classes of shares: Class A, Class B, Class C (has not commenced operations), Class D and Class E. The five classes are identical, except as to the services offered to, and the expenses borne, by each class. This report covers U.S. Treasury Money Market Portfolio, General Money Market Portfolio, and Tax-Exempt Money Market Portfolio (referred to individually as a "Portfolio" and collectively as the "Portfolios") for the year ended August 31, 2005. A separate report is issued for the U.S. Treasury Income Portfolio for the year ended August 31, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES:

      The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITY VALUATION:

      As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

SECURITIES TRANSACTIONS AND RELATED INCOME:

      Securities transactions are recorded on trade date. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or a discount.

REPURCHASE AGREEMENTS:

      Each Portfolio may enter into repurchase agreements with an entity whose creditworthiness has been reviewed and found satisfactory by the Portfolios' Sub-Advisor, Reich & Tang Asset Management L.P. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the appropriate collateral levels held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Portfolios' custodian, either physically or in book entry form. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

EXPENSE ALLOCATION:

      Expenses directly attributable to a Portfolio are charged to that Portfolio. Trust expenses are allocated proportionately among each Portfolio within the Trust in relation to the net assets of each Portfolio. Expenses specific to a class are charged to that class.

THE VALIANT FUND

                                 AUGUST 31, 2005

DIVIDENDS TO SHAREHOLDERS:

      The Portfolios' declare all net investment income daily as dividends to their shareholders and distribute such dividends monthly. Additional dividends are also paid to the Portfolios' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of registered investment companies. Dividends are recorded on the ex-dividend date.

      The amount of dividends from net investment income and net realized gains are determined in accordance with U.S. income tax regulations, which may differ from the U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified among the components of net assets (See Note 7). Temporary differences do not require reclassification.

FEDERAL TAXES:

      Each Portfolio is a separate taxable entity for federal tax purposes. Each Portfolio has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and distribute substantially all of its taxable net investment income and net realized gains, if any, to their shareholders. Accordingly, no provision for federal income excise tax is required.

3. RELATED PARTY TRANSACTIONS:

INVESTMENT ADVISER:

      Integrity Management & Research, Inc. (the "Manager"), a wholly-owned subsidiary of Integrity Investments, Inc., serves as the Investment Adviser to the Trust. The Trust pays the Manager a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of each Portfolio. For the year ended August 31, 2005, the Manager earned fees of $535,455, $876,689, and $373,597 from the U.S. Treasury Money Market Portfolio, the General Money Market Portfolio, and the Tax-Exempt Money Market Portfolio, respectively. At August 31, 2005, there was a payable due to the Manager in the amount $41,171, $62,583, and $28,149 to the U.S. Treasury Money Market Portfolio, the General Money Market Portfolio, and the Tax-Exempt Money Market Portfolio, respectively.

      Under terms of the Management Agreement, all expenses incurred by the Portfolios are paid directly by the Manager, except for distribution and shareholder servicing fees, Trustee fees and other miscellaneous non-recurring fees.

      Certain trustees of the Trust are also officers of the Manager.

CUSTODIAN:

      The Bank of New York, ("Custodian") is the Custodian for each Portfolio under custodian agreements with respect to each Portfolio.

      The Bank of New York also provides fund accounting and administrative services pursuant to a Fund Accounting Agreement dated September 1, 2001 (the "Fund Accounting Agreement") between the Trust and The Bank of New York. The Fund Accounting Agreement has provisions for termination, limitation of liability and indemnification. The Bank of New York maintains all Trust books and records required under Rule 31a-1 under the Investment Company Act of 1940, as amended, performs daily accounting services and provides additional fund reporting and record keeping services.

THE VALIANT FUND

                                 AUGUST 31, 2005

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN:

      Integrity Investments, Inc. (the "Distributor"), an affiliate of the Manager, acts as exclusive distributor of the Trust's shares. The Trust has adopted distribution and shareholder servicing plans for each class of shares offered (together, the "Plans") pursuant to Rule 12b-1 of the 1940 Act. For its services, the Distributor is authorized to receive a fee, computed daily and paid monthly, based on the average daily net assets of each class, at the following annual percentage rates:

                      CLASS                   FEE RATE
                      -----                   --------
                      Class A Shares            0.35%
                      Class B Shares            0.35
                      Class C Shares            0.65
                      Class D Shares            0.50
                      Class E Shares            0.80

EXPENSE LIMITATIONS:

      The Portfolios' Manager and Distributor have contractually agreed to reimburse expenses and waive certain distribution fees necessary to limit total expenses to the following rates until December 31, 2005:

                      CLASS              EXPENSE LIMITATION
                      -----              ------------------

                      Class A Shares            0.20%
                      Class B Shares            0.45
                      Class C Shares            0.85
                      Class D Shares            0.70
                      Class E Shares            1.00

FEE REIMBURSEMENTS:

      Expenses reimbursed and fees waived by the Manager and Distributor are set forth on each Portfolio's Statement of Operations.

      For the year ending August 31, 2005, the Manager and Distributor waived $95,982 of fees and expenses for the U.S. Treasury Money Market Portfolio. These expenses related to $2,573 of fees attributable to Class A, $80,339 attributable to Class B, and all Trustees fees of $13,070 incurred by the Portfolio during the year.

      For the year ended August 31, 2005, the Manager and Distributor waived $1,218,282 of fees and expenses for the General Money Market Portfolio. These expenses related to $1,197,317 of fees attributable to Class A, $1,892 attributable to Class B, and all Trustees fees of $19,073 incurred by the Portfolio during the year.

      For the year ending August 31, 2005, the Manager and Distributor waived $639,086 of fees and expenses for the Tax-Exempt Money Market Portfolio. These expenses related to $622,203 of fees attributable to Class A, $9,026 attributable to Class B, and all Trustees fees of $7,857 incurred by the Portfolio during the year.

THE VALIANT FUND

                                 AUGUST 31, 2005

4. CAPITAL SHARE TRANSACTIONS:

      Each class is authorized to issue an unlimited number of shares with no par value. Transactions in capital and shares of beneficial interest by class for the Portfolios for the year ended August 31, 2005 and year ended August 31,2004 are listed below (amounts represent shares and dollars):

                           U.S. TREASURY MONEY MARKET             GENERAL MONEY MARKET               TAX-EXEMPT MONEY MARKET
                                    PORTFOLIO                           PORTFOLIO                            PORTFOLIO
                        ---------------------------------   ---------------------------------   ------------------------------------
                            FOR THE           FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                           YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR  ENDED       YEAR ENDED
                        AUGUST 31, 2005   AUGUST 31, 2004   AUGUST 31, 2005   AUGUST 31, 2004   AUGUST 31, 2005   AUGUST 31, 2004(A)
                        ---------------------------------   ---------------------------------   ------------------------------------
CLASS A SHARES:
Issued                        4,383,903         5,702,303     2,252,369,563     1,952,747,763       927,991,009       667,041,719
Reinvested                          159                63             1,158               478                21                 8
Redeemed                     (3,535,140)      (12,525,863)   (2,235,375,246)   (2,060,220,432)     (907,554,407)     (686,186,122)
                        ---------------------------------   ---------------------------------   ---------------------------------
Net increase (decrease)
in Class A Shares               848,922        (6,823,497)       16,995,475      (107,472,191)       20,436,623       (19,144,395)
                        ---------------------------------   ---------------------------------   ---------------------------------
CLASS B SHARES:
Issued                      365,525,182       373,802,150        13,342,623        36,476,675        19,064,385        26,356,643
Reinvested                      110,502            37,383                39                --            16,140                --
Redeemed                   (370,001,659)     (410,825,366)      (18,304,206)      (42,034,706)      (29,537,264)      (12,143,166)
                        ---------------------------------   ---------------------------------   ---------------------------------
Net increase (decrease)
in Class B Shares            (4,365,975)      (36,985,833)       (4,961,544)       (5,558,031)      (10,456,739)       14,213,477
                        ---------------------------------   ---------------------------------   ---------------------------------
CLASS D SHARES:
Issued                      270,321,902       658,004,478        33,647,663        44,941,959                --                --
Reinvested                           --                --            15,694            13,940                --                --
Redeemed                   (335,025,300)     (746,546,357)      (39,060,183)      (60,779,354)               --                --
                        ---------------------------------   ---------------------------------   ---------------------------------
Net decrease in
Class D Shares              (64,703,398)      (88,541,879)       (5,396,826)      (15,823,455)               --                --
                        ---------------------------------   ---------------------------------   ---------------------------------
CLASS E SHARES:
Issued                       81,769,269       111,848,476        87,465,595        56,739,821                --                --
Reinvested                           16                 1               319                 2                --                --
Redeemed                    (81,051,656)     (125,386,366)      (98,864,353)      (67,692,673)               --                --
                        ---------------------------------   ---------------------------------   ---------------------------------
Net increase (decrease)
in Class E Shares               717,629       (13,537,889)      (11,398,439)      (10,952,850)               --                --
                        ---------------------------------   ---------------------------------   ---------------------------------
NET INCREASE
(DECREASE) IN SHARE
TRANSACTIONS                (67,502,822)     (145,889,098)       (4,761,334)     (139,806,527)        9,979,884        (4,930,918)
                        =================================   =================================   =================================

(a) Class B shares commenced operations on February 25, 2004.

THE VALIANT FUND

                                 AUGUST 31, 2005

5. SECURITIES LENDING:

      Under an agreement with the Custodian, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. The Portfolios also continue to receive interest on the securities loaned. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest. The cash collateral is received and is invested in a money market account with the Custodian. A portion of the income generated by the investment of the collateral, net of any rebates paid by the Custodian to borrowers, is remitted to the Custodian as lending agent, and the remainder is paid to the Portfolios. Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. As of August 31, 2005, there were no outstanding securities on loan for any of the Portfolios.

6. CONCENTRATION OF CREDIT RISK:

      As of August 31, 2005, approximately 58.4% of the Tax-Exempt Money Market Portfolio was invested in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 97.7% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions.

7. FEDERAL TAX INFORMATION:

      All of the dividends paid for the year ended August 31, 2005 and the year ended August 31, 2004 by the General Money Market Portfolio and the U.S. Treasury Money Market Portfolio are ordinary income for federal income tax purposes.

      During the year ended August 31, 2005 and the year ended August 31, 2004, all of the distributions paid by the Tax-Exempt Money Market Portfolio have been designated tax-exempt income distributions.

      Undistributed net investment income differs for financial statement and tax purposes primarily due to the timing of dividend payments.

      At August 31, 2005 the following reclassification was made to the capital account of the noted fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the differences between book and tax treatment of the expiration of unused capital loss carryforwards. Net investment income, net realized gains, and net assets were not affected by these changes.

                                  UNDISTRIBUTED
                                  CAPITAL GAINS/
                                   ACCUMULATED            PAID IN
                                      LOSSES              CAPITAL
                                 ---------------      ---------------
General Money Market Fund            $29,268             ($29,268)

THE VALIANT FUND

                                 AUGUST 31, 2005

For federal income tax purposes, the following Portfolios have capital loss carryforwards as of August 31, 2005, which are available to offset future realized gains, if any:

           NAME                    AMOUNT           EXPIRES
--------------------------       --------------------------
U.S. Treasury Money Market       $  229,798            2008
                                     21,859            2009
                                 ----------
                                 $  251,657
                                 ==========

General Money Market             $   51,799            2008
                                      1,354            2013
                                 ----------
                                 $   53,153
                                 ==========

Tax-Exempt Money Market          $    8,571            2006
                                      2,545            2008
                                     42,330            2009
                                 ----------
                                 $   53,446
                                 ==========

      Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the fund's next taxable year. The Portfolio indicated incurred and will elect to defer net capital losses noted during 2005. The General Money Market Portfolio will defer post-October losses in the amount of $22.

8. BENEFICIAL OWNERSHIP

      The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of control of the Portfolio under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2005, Relico held 86.19% of Class A shares, Hare & Co. held 92.12% of Class B shares, 43.95% of Class D shares, and 79.66% of Class E shares, and First Union National Bank held 50.96% of Class D shares of the U.S. Treasury Money Market Portfolio in an omnibus account for the sole benefit of their customers. First Union National Bank held 81.00% of the Class A shares and Relico held 100% of the Class B and Class E shares, and 99.61% of the Class D shares of the General Money Market Portfolio in an omnibus account for the sole benefit of their customers. First Union National Bank held 93.01% of Class A shares, Reich & Tang Services, Inc. (a related party to the Sub-Advisor) held 54.11% and Relico held 45.89% of Class B shares of the Tax-Exempt Money Market Portfolio in an omnibus account for the sole benefit of their customers.

9. CHANGE IN ACCOUNTANTS (UNAUDITED)

      On May 26, 2005, PricewaterhouseCoopers LLP resigned as the Portfolios' independent registered public accounting firm. On May 26, 2005, Cohen McCurdy, Ltd. ("Cohen") was selected to replace PricewaterhouseCoopers LLP as the Portfolios' independent auditors for the 2005 fiscal year. The Funds' selection of Cohen was recommended by the Audit Committee and was approved by the Board of Trustees.

THE VALIANT FUND

                                 AUGUST 31, 2005

      PricewaterhouseCoopers' reports on the Portfolios' financial statements as of August 31, 2004 and 2003 did not contain an adverse opinion or a disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. At the financial statement date and through the date of the engagement of Cohen, there were no disagreements between the Portfolios and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures which such disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements for such period.

      Neither the Portfolios nor anyone on their behalf consulted with Cohen on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Portfolios' financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as describe in paragraph (a)(1)(v) of said Item 304).

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of
Trustees of The Valiant Fund


We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of The Valiant Fund, comprising the U.S. Treasury Money Market Portfolio, General Money Market Portfolio, and Tax-Exempt Money Market Portfolio (the "Funds") as of August 31, 2005, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and financial highlights for the periods indicated prior to August 31, 2005 were audited by other auditors, who expressed unqualified opinions on those statements and highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of August 31, 2005 by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting The Valiant Fund as of August 31, 2005, the results of their operations, the changes in their net assets, and their financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.


Cohen McCurdy, Ltd.
Westlake, Ohio
October 28, 2005

MANAGEMENT OF THE TRUST

The trustees and officers of the Trust and their principal occupations during the past five years are as follows:

RICHARD F. CURCIO                   PRESIDENT, TRUSTEE, CHAIRMAN OF THE BOARD

Founded Integrity Investments, Inc. (a broker/dealer) and Integrity Management & Research, Inc.(an investment adviser) in 1992, and is currently President and Director of each. Senior Vice President/Regional Manager for Fidelity Institutional Services Company from 1987 to 1992. Associated with Fidelity Distributors from 1979 to 1992.

JOHN S. CULBERTSON                  TRUSTEE

Retired. Trust Consultant with Fidelity Investments Institutional Services Co. from 1990 to 1993.

RUFUS C. CUSHMAN JR.                TRUSTEE

Retired. Money Manager with Fidelity Management & Research Corp. From 1968 through 1994.

H. WILLIS DAY                       TRUSTEE

Retired. Former Senior Vice President of Southeast Bank, FLA, N.A.

ROGER F. DUMAS                      TRUSTEE

Private investor since 1987.

KENNETH J. PHELPS                   TRUSTEE

President, Principal and Director of Reliance Trust Company, Atlanta, GA since 1992. Chairman, Chief Executive Officer and Director, C&S/Sovran Trust Company, Inc. from 1987 to 1992.

DENIS R. CURCIO                     VICE PRESIDENT, SECRETARY AND TREASURER

Mr. Curcio joined Integrity Investments, Inc. the distributor of The Valiant Fund in June of 1998 after graduating from Jacksonville University with a BS in Finance. Aged 29, Denis is responsible for oversight and administration of The Valiant Fund.

BRENDEN R. CURCIO                   VICE PRESIDENT

Mr. Curcio joined Integrity Investments, Inc., the distributor of The Valiant Fund in June of 1994 after graduating from Stetson University with a BBA in Finance. Aged 33, Brenden is responsible for institutional sales of The Valiant Fund in the Northeast and Midwest.

Proxy Voting Policies and Procedures

A description of the Portfolios' proxy voting policies and procedures and information regarding how the Portfolios' voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge and upon request, by calling Integrity Investments, Inc. at 1-800-828-2176 or by accessing the Portfolios' Form N-PX on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.

APPROVAL OF ADVISORY AGREEMENTS

The Investment Advisory Agreements will continue in effect for more than two years, provided that the continuance is approved annually (i) by the holders of a majority of a Portfolio's outstanding voting securities or by the Board and
(ii) by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party. The Investment Advisory Agreements may be terminated on 60 days' written notice any such party and will terminate automatically if assigned.

On June 22, 2005, the Board approved the continuation of the Management Agreement with Integrity Research and Sub-Advisory Agreement between Integrity Research and Reich & Tang, as described more fully below (collectively, the "Advisory Agreements"). In determining whether to approve the continuation of the Advisory Agreements, the Board requested and received from Integrity Research information that the Board believed to be appropriate, reasonable and necessary to reach a determination regarding the continuation of the Advisory Agreements, including the information described below.

Although investment performance was a factor in determining whether the Advisory Agreements should be continued, the Board also considered other factors in evaluating the fairness and reasonableness of the compensation to be paid to Integrity Research and Reich & Tang. The Board carefully evaluated the information requested and was advised by legal counsel to the Portfolios and the Non-Interested Trustees with respect to the Board's deliberations regarding the Advisory Agreements. In considering the Advisory Agreements, the Board considered information regarding: (i) each Portfolio's investment performance during the previous year and for all relevant prior periods, including how effectively each Portfolio tracked its respective index; (ii) each Portfolio's total expenses; (iii) the nature, quality and extent of the services provided to the Portfolios under the Advisory Agreements; (iv) the requirements of the Portfolios for the services provided by Integrity Research and Reich & Tang; (v) the fees payable for the services and other benefits derived by Integrity Research and Reich & Tang from their relationship with the Portfolios; (vi) the portfolio management process, personnel, systems, operations, quality, reputation and financial condition of Integrity Research and Reich & Tang (including Integrity Investment's profitability with respect to its relationship with the Portfolios); (vii) current economic and industry trends; and (viii) the historical relationship between each of the Portfolios and Integrity Research and Reich & Tang.

In evaluating each Portfolio's investment performance and advisory fees, the Board reviewed information compiled by an independent third party that compared each Portfolio's expense ratio, investment advisory fee and performance with comparable mutual funds. Current management fees under the Advisory Agreements were reviewed in the context of: (i) the nature and high quality of the investment advisory services provided by Integrity Research and Reich & Tang, including the high quality of the services provided; (ii) Integrity Investment's profitability with respect to each Portfolio, (iii) each Portfolio's historic performance, including the extent to which each Portfolio successfully achieved its stated investment objective (i.e., how closely each Portfolio tracked its respective index); (iv) Integrity Investment's and Reich & Tang's commitment to the management of the Portfolios; and (v) investment advisory fees paid by each Portfolio, discussed in further detail below.

In approving the continuation of the Advisory Agreements, the Board noted the following factors, among others, as the basis for its determination: The terms of the Advisory Agreements, including the services to be provided to the Portfolios and the advisory fees payable by the Portfolios, were generally comparable to the terms of advisory arrangements within the industry and within peer groups of mutual funds. The Board also noted that the Advisory Agreements did not increase investment advisory fees payable by any Portfolio or overall operating expenses of any Portfolio over historical fee and expense levels. Integrity Research and Reich & Tang have historically provided high-quality services in their management of the Portfolios and are committed to the successful operation of the Portfolios. Based upon the information provided to the Board, the Board expected that Integrity Research and Reich & Tang would continue to provide high-quality services to the Portfolios. The Board also noted that the Portfolios have continued to closely track the performance of their respective benchmarks.

Based upon their review of the information requested and provided, and following extensive discussions with Integrity Research as well as private deliberations by the Non-Interested Trustees concerning the information, the Board determined that continuing the Advisory Agreements was consistent with the best interests of the Portfolios and their shareholders. Consequently, the Board unanimously approved the Advisory Agreements for an additional annual period.

                                THE VALIANT FUND

                         U.S. TREASURY INCOME PORTFOLIO



                                  ANNUAL REPORT

                                 AUGUST 31, 2005

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2005*

ASSETS:
Cash                                                               $        985
                                                                   ------------
      TOTAL ASSETS                                                          985
                                                                   ------------
LIABILITIES:
Accrued expenses and other liabilities:
   Investment manager                                              $        364
                                                                   ------------
      TOTAL LIABILITIES                                                     364
                                                                   ------------
NET ASSETS                                                         $        621
                                                                   ============
COMPOSITION OF NET ASSETS:
Capital                                                            $        622
Undistributed net investment income                                          84
Accumulated net realized loss from
   investment transactions                                                  (85)
                                                                   ------------
NET ASSETS                                                         $        621
                                                                   ============
Class A Shares
   Net Assets                                                      $        621
   Shares outstanding                                                       622
   Net Asset Value, Offering Price and
      Redemption Price per share                                   $       1.00
                                                                   ============

* The portfolio has been inactive since 2001.


                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                                            For the years ended
                                                       --------------------------------------------------------------
                                                        2005 (a)     2004 (b)     2003 (c)     2002 (d)     2001 (e)
                                                       ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD                   $    1.000   $    1.000   $    1.000   $    1.000   $     1.00
                                                       ----------   ----------   ----------   ----------   ----------
INVESTMENT ACTIVITIES
     Net investment income                                     --           --           --           --         0.01
     Net realized gain  from investment transactions           --           --           --           --           --
                                                       ----------   ----------   ----------   ----------   ----------
     Total from investment activities                          --           --           --           --         0.01
                                                       ----------   ----------   ----------   ----------   ----------
DIVIDENDS
     Net investment income                                     --           --           --           --        (0.01)
                                                       ----------   ----------   ----------   ----------   ----------
     Total dividends                                           --           --           --           --        (0.01)
                                                       ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                         $    1.000   $    1.000   $    1.000   $    1.000   $     1.00
                                                       ==========   ==========   ==========   ==========   ==========
TOTAL RETURN                                                   --           --           --           --         0.68%(f)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                      $        1   $        1   $        1   $        1   $        1
Ratio of expenses to average net assets                        --           --           --           --         0.20%(g)
Ratio of net investment income to average net assets           --           --           --           --         5.11%(g)

(a) The Portfolio did not operate during the year ended August 31, 2005.
(b) The Portfolio did not operate during the year ended August 31, 2004.
(c) The Portfolio did not operate during the year ended August 31, 2003.
(d) The Portfolio did not operate during the year ended August 31, 2002.
(e) The Portfolio operated from December 6, 2000 to January 24, 2001.
(f) Not Annualized.
(g) Annualized.


                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2005

1. ORGANIZATION:

      The Valiant Fund (the "Trust") is a Massachusetts business trust, organized on January 29, 1993 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. A separate annual report is issued for the U.S. Treasury Money Market Portfolio, General Money Market Portfolio and Tax-Exempt Money Market Portfolio, separate portfolios of the Trust. This report covers the U.S. Treasury Income Portfolio (hereinafter referred to as "Portfolio") for the year ended August 31, 2005, during which period the Portfolio did not conduct operations. As the Portfolio did not have any operations during the years ended August 31, 2005 or August 31, 2004, a Statement of Operations and Statement of Changes in Net Assets has not been presented.

2. SIGNIFICANT ACCOUNTING POLICIES:

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITY VALUATION:

      Investments of the Portfolio are valued at amortized cost, which approximates value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a straight-line basis to the maturity of the security. During the year ended August 31, 2005, the Portfolio did not engage in any investment activities.

SECURITIES TRANSACTIONS AND RELATED INCOME:

      Securities transactions are recorded on trade date. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or a discount. During the year ended August 31, 2005, the Portfolio did not engage in any investment activities nor did it receive any related income.

EXPENSE ALLOCATION:

      Expenses directly attributable to a portfolio are specifically identified and charged. Trust expenses are allocated proportionately among each of the Portfolios within the Trust in relation to the net assets of each portfolio or another reasonable basis. There were no expenses incurred by the Portfolio during the year.

CAPITAL SHARE TRANSACTIONS:

      The Portfolio is authorized to issue an unlimited number of shares with no par value. No capital transactions occurred during the year.

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2005

BENEFICIAL OWNERSHIP

      The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of control of the Portfolio under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2005, Integrity Investments held 100% of the shares of the Portfolio. Certain officers and shareholders of Integrity Investments are also officers of the Trust.

CHANGE IN ACCOUNTANTS (UNAUDITED)

      On May 26, 2005, Cohen McCurdy, Ltd. ("Cohen") was selected to replace PricewaterhouseCoopers LLP as the Portfolio's independent auditors for the 2005 fiscal year. The Portfolio's selection of Cohen was recommended by the Audit Committee and was approved by the Board of Trustees.

      PricewaterhouseCoopers' report dated October 27, 2004 on the Portfolio's financial statements as of August 31, 2004 did not contain an adverse opinion or a disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. At the financial statement date and through the date of the engagement of Cohen, there were no disagreements between the Portfolio and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures which such disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements for such period.

      Neither the Portfolio nor anyone on their behalf consulted with Cohen on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Portfolios' financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as describe in paragraph (a)(1)(v) of said Item 304).

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Valiant Fund and the Shareholders of the U.S. Treasury Income Portfolio

We have audited the statement of assets and liabilities of the U.S. Treasury Income Portfolio (one of the funds constituting the Valiant Fund, hereafter referred to as the "Fund") as of August 31, 2005, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the periods indicated prior to August 31, 2005 were audited by other auditors, who expressed unqualified opinions on those statements and highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of cash held as of August 31, 2005 by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

The Fund has been inactive since January 24, 2001.

In our opinion, the financial statement and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2005, and its financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.


Cohen McCurdy, Ltd.
Westlake, Ohio
October 28, 2005

MANAGEMENT OF THE TRUST

The trustees and officers of the Trust and their principal occupations during the past five years are as follows:

RICHARD F. CURCIO                   PRESIDENT, TRUSTEE, CHAIRMAN OF THE BOARD

Founded Integrity Investments, Inc. (a broker/dealer) and Integrity Management & Research, Inc.(an investment adviser) in 1992, and is currently President and Director of each. Senior Vice President/Regional Manager for Fidelity Institutional Services Company from 1987 to 1992. Associated with Fidelity Distributors from 1979 to 1992.

JOHN S. CULBERTSON                  TRUSTEE

Retired. Trust Consultant with Fidelity Investments Institutional Services Co. from 1990 to 1993.

RUFUS C. CUSHMAN JR.                TRUSTEE

Retired. Money Manager with Fidelity Management & Research Corp. From 1968 through 1994.

H. WILLIS DAY                       TRUSTEE

Retired. Former Senior Vice President of Southeast Bank, FLA, N.A.

ROGER F. DUMAS                      TRUSTEE

Private investor since 1987.

KENNETH J. PHELPS                   TRUSTEE

President, Principal and Director of Reliance Trust Company, Atlanta, GA since 1992. Chairman, Chief Executive Officer and Director, C&S/Sovran Trust Company, Inc. from 1987 to 1992.

DENIS R. CURCIO                     VICE PRESIDENT, SECRETARY AND TREASURER

Mr. Curcio joined Integrity Investments, Inc. the distributor of The Valiant Fund in June of 1998 after graduating from Jacksonville University with a BS in Finance. Aged 29, Denis is responsible for oversight and administration of The Valiant Fund.

BRENDEN R. CURCIO                   VICE PRESIDENT

Mr. Curcio joined Integrity Investments, Inc., the distributor of The Valiant Fund in June of 1994 after graduating from Stetson University with a BBA in Finance. Aged 34, Brenden is responsible for institutional sales of The Valiant Fund in the Northeast and Midwest.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Trusts' proxy voting policies and procedures, without charge, upon request, by calling Integrity Investments, Inc. at 1-800-828-2176 or by going to the Securities and Exchange Commission's website at www.sec.gov.

Information regarding how the Trust voted proxies relating to portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by calling Integrity Investments, Inc. at 1-800-828-2176 or accessing the Trusts' Form N-PX on the Securities and Exchange Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the Registrant's President and Treasurer. No waivers or amendments have been granted or approved during the period covered by this report

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

No financial expert was chosen because the disinterested trustees are all retired financial or investment professionals and none believe they are qualified as financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) AUDIT FEES: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

                                 2005: $46,500
                                 2004: $67,000

b) AUDIT-RELATED FEES: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item are as follows:

                                 2005: $0
                                 2004: $0

c) TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

                                 2005: $4,500
                                 2004: $10,500

d) ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

                                 2005: $0
                                 2004: $0

e) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES. In accordance with Rule 2-01(c)(7)(A), the Audit committee pre-approves all of the Audit and Tax Fees of the Registrant. All of the services described in paragraphs (b) and (c) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i)
(c) of Rule 2-01 of Regulation S-X.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Valiant Fund has a separately designated Audit Committee, which consists of the independent trustees. The audit committee members are John S. Culbertson, H. Willis Day, Jr., Roger F. Dumas, and Rufus C. Cushman, Jr.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS:

None.

ITEM 11. CONTROLS AND PROCEDURES.

a) Based on their evaluation on November 2, 2005, the President (principal executive officer) and the Treasurer (principal financial officer) of the Valiant Fund (the "Fund") believe that there were no significant deficiencies in the design or operation of the internal controls of the Fund or Integrity Investments Inc. ("II"), the investment adviser, and The Bank of New York ("BNY"), administrator of the Fund, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Fund, or II, or BNY, on behalf of the Fund, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Fund have identified no material weaknesses in such internal controls on behalf of the Fund. There was no fraud, whether or not material, involving officers or employees of II, or BNY, or the Fund who have a significant role in the Fund's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of the Adviser or the officers of the Fund, including its President and Treasurer.

b) There were no significant changes in the Fund and the II's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Fund or in other factors with respect to the Fund that could have significantly affected the Fund's or the II's internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Fund or the RI during such period.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics.

(a)(2) Certification of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              THE VALIANT FUND
                          ------------------------------------------------------


By (Signature and Title)  /s/ Richard F. Curcio
                          ------------------------------------------------------
                          Richard F. Curcio, Chairman of the Board and President

Date                      November 10, 2005
                          ------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)  /s/ Richard F. Curcio
                          ------------------------------------------------------
                          Richard F. Curcio, Chairman of the Board and President

Date                      November 10, 2005
                          ------------------------------------------------------


By (Signature and Title)  /s/ Denis R. Curcio
                          ------------------------------------------------------
                          Denis R. Curcio, Treasurer

Date                      November 10, 2005
                          ------------------------------------------------------